PRUDENTIAL INVESTMENT PORTFOLIOS 3 Prudential Global Tactical Allocation Fund Prudential Strategic Value Fund
PRUDENTIAL INVESTMENT PORTFOLIOS 8 Prudential Stock Index Fund
PRUDENTIAL INVESTMENT PORTFOLIOS 9 Prudential Large-Cap Core Equity Fund
PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10 Prudential Mid-Cap Value Fund
PRUDENTIAL INVESTMENT PORTFOLIOS 12 Prudential Long-Short Equity Fund
PRUDENTIAL INVESTMENT PORTFOLIOS 16 Prudential Defensive Equity Fund
PRUDENTIAL WORLD FUND, INC. Prudential International Equity Fund
THE TARGET PORTFOLIO TRUST Prudential Small-Cap Value Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 10, 2015, to each Fund’s Currently Effective

Summary Prospectus, Prospectus and Statement of Additional Information

The Board of Directors/Trustees of each Fund has approved a change in the name of each Fund to become effective on or about December 30, 2015. Accordingly, effective on or about December 30, 2015, all references to each Fund’s name in its Summary Prospectus, Prospectus and Statement of Additional Information are changed as follows:

Current Name	New Name
Prudential Defensive Equity Fund	Prudential QMA Defensive Equity Fund
Prudential Global Tactical Allocation Fund	Prudential QMA Global Tactical Allocation Fund
Prudential International Equity Fund	Prudential QMA International Equity Fund
Prudential Large-Cap Core Equity Fund	Prudential QMA Large-Cap Core Equity Fund
Prudential Long-Short Equity Fund	Prudential QMA Long-Short Equity Fund
Prudential Mid-Cap Value Fund	Prudential QMA Mid-Cap Value Fund
Prudential Small-Cap Value Fund	Prudential QMA Small-Cap Value Fund
Prudential Stock Index Fund	Prudential QMA Stock Index Fund
Prudential Strategic Value Fund	Prudential QMA Strategic Value Fund

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